Warrant Liability	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrant Liability
12.
WARRANT LIABILITY

On July 10, 2020, the Company issued 2,106,290 warrants in connection with the financing arrangement entered into with GEM Global Yield LLC. The warrants allow the holder to purchase common stock at an exercise price equal to CAD $0.50 ($0.39 USD) per share at any time on or after their issuance date and on or prior to the close of business 3 years after the issuance date (the “Termination Date”). At time of issuance, the Company determined that the warrants required classification as a liability pursuant to ASC 815 due to the exercise price of the warrants which was denominated in a foreign currency. As such, the warrants were re-measured at each reporting period with changes being recorded as a component of other income in the statement of operations. As described in Note 10, on June 28, 2021, adjustments were made to the warrants, changing the strike price from CAD to USD. The Company applied the guidance under ASC 480 and determined that the outstanding warrants represent freestanding financial interests classifiable as equity. Accordingly, the fair value of the warrants as of June 28, 2021 was reclassified to additional paid in capital.

As described above, the Company’s warrant liability was re-measured to fair value on June 28, 2021 and reclassified to additional paid-in capital. As such, the Company had no warrant liabilities as of December 31, 2021.

The fair value of the warrant liabilities was measured using the Monte Carlo pricing model. Significant inputs into the model as of June 28, 2021 and December 31, 2020 are as follows:

Monte Carlo Assumptions	June 28, 2021
Exercise price	$0.39
Warrant expiration date	May 4, 2023
Stock price	$2.03
Interest rate (annual) (1)	0.22%
Volatility (annual) (2)	74.7%
Remaining term (years)	1.85
Annualized dividend yield (3)	0%

The warrant liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about of future activities and the Company’s stock prices and historical volatility of Guideline Public Companies as inputs.